Segment Reporting - Schedule of Long-Lived Assets by Geographic Locations (Details) - USD ($)	Jul. 31, 2025	Jul. 31, 2024
Schedule of Long-Lived Assets by Geographic Locations [Line Items]
Total long-lived assets by geographic locations	$ 26,547,670	$ 24,031,839
Japan [Member]
Schedule of Long-Lived Assets by Geographic Locations [Line Items]
Total long-lived assets by geographic locations	14,726,888	21,889,775
Singapore [Member]
Schedule of Long-Lived Assets by Geographic Locations [Line Items]
Total long-lived assets by geographic locations	6,502,511	1,082,123
Taiwan [Member]
Schedule of Long-Lived Assets by Geographic Locations [Line Items]
Total long-lived assets by geographic locations	4,481,573	1,059,941
China [Member]
Schedule of Long-Lived Assets by Geographic Locations [Line Items]
Total long-lived assets by geographic locations	$ 836,698